Right-of-Use Asset and Lease Liability - Schedule of Future Undiscounted Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Undiscounted Minimum Lease Payments [Line Items]
Future undiscounted minimum lease payments for the lease agreements		$ 3,785,272
Within one year [Member]
Schedule of Future Undiscounted Minimum Lease Payments [Line Items]
Future undiscounted minimum lease payments for the lease agreements		800,652
After one year but not more than five years [Member]
Schedule of Future Undiscounted Minimum Lease Payments [Line Items]
Future undiscounted minimum lease payments for the lease agreements		2,984,620
More than five years [Member]
Schedule of Future Undiscounted Minimum Lease Payments [Line Items]
Future undiscounted minimum lease payments for the lease agreements